INCOME TAX (EXPENSE)/CREDIT (Schedule of Statutory Tax Rate) (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income tax credit [Abstract]
Irish corporation tax		(12.50%)	(12.50%)	(12.50%)
Effect of current year net operating losses and temporary differences for which no deferred tax asset was recognised	[1]	15.89%	17.19%	10.97%
Effect of tax rates on overseas earnings		6.63%	(7.82%)	(7.30%)
Effect of Irish income taxable at higher tax rate		(4.09%)	2.62%	3.93%
Adjustments in respect of prior years		0.04%	(0.53%)	0.14%
R&D tax credits		0.00%	0.00%	(0.75%)
Other items	[2]	(7.55%)	0.88%	5.07%
Effective tax rate		(1.58%)	(0.16%)	(0.44%)

[1]	No deferred tax asset was recognised because there was no reversing deferred tax liability in the same jurisdiction reversing in the same period and insufficient future projected taxable income in the same jurisdiction.
[2]	Other items comprise items not chargeable to tax and expenses not deductible for tax purposes. In 2022, other items mainly related to the loss on disposal of the exchangeable notes which was non-recurring. In 2021 other items mainly related to the US$4.4 million income from the Paycheck Protection Program loans which was not chargeable for tax purposes. There was no Paycheck Protection Program income in 2023 or 2022.